Restructuring and Other Charges (Income) (Tables)	12 Months Ended
Dec. 31, 2018
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Other Charges (Income)
The following table shows total restructuring and other charges included in the respective line items of the consolidated statements of income (loss):

	Year Ended December 31,
(in Millions)	2018	2017	2016
Restructuring charges	$124.1	$8.5	$43.4
Other charges (income), net	(62.9)	64.7	50.8
Total restructuring and other charges (income)	$61.2	$73.2	$94.2

Schedule of Restructuring Charges and Asset Disposals
Restructuring Charges

	Restructuring Charges
(in Millions)	Severance and Employee Benefits (1)	Other Charges (Income) (2)	Asset Disposal Charges (3)	Total
DuPont Crop restructuring	$16.3	$16.9	$75.1	$108.3
Other items	5.7	3.1	7.0	15.8
Year ended December 31, 2018	$22.0	$20.0	$82.1	$124.1
Other items	—	0.8	7.7	8.5
Year ended December 31, 2017	$—	$0.8	$7.7	$8.5
Cheminova restructuring	$18.6	$6.0	$17.7	$42.3
Other items	—	1.1	—	1.1
Year ended December 31, 2016	$18.6	$7.1	$17.7	$43.4
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(1)	Represents severance and employee benefit charges.

(2)
Primarily represents costs associated with lease payments, contract terminations, and other miscellaneous exit costs. Other income primarily represents favorable developments on previously recorded exit costs and recoveries associated with restructuring.

(3)
Primarily represents asset write-offs, accelerated depreciation and impairment charges on long-lived assets, which were or are to be abandoned. To the extent incurred, the acceleration effect of re-estimating settlement dates and revised cost estimates associated with asset retirement obligations due to facility shutdowns, are also included within the asset disposal charges.

Restructuring Reserve Roll Forward
The following table shows a roll forward of restructuring reserves that will result in cash spending. These amounts exclude asset retirement obligations.

(in Millions)	Balance at 12/31/16	Change in reserves (4)	Cash payments	Other (5)	Balance at 12/31/17 (6)	Change in reserves (4)	Cash payments	Other (5)	Balance at 12/31/18 (6)
DuPont Crop restructuring (1)	$—	$—	$—	$—	$—	$33.2	$(15.8)	$(1.2)	$16.2
Cheminova restructuring	11.1	—	(6.5)	(3.4)	1.2	—	(1.2)	—	—
Other workforce related and facility shutdowns (2)	1.1	0.9	(0.8)	1.1	2.3	8.8	(8.2)	(1.9)	1.0
Restructuring activities related to discontinued operations (3)	3.4	8.1	(10.5)	(1.0)	—	—	—	—	—
Total	$15.6	$9.0	$(17.8)	$(3.3)	$3.5	$42.0	$(25.2)	$(3.1)	$17.2
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(1)	Primarily consists of real estate exit costs associated with DuPont Crop restructuring activities.

(2)	Primarily severance costs related to workforce reductions and facility shutdowns described in the Other Items sections above.

(3)	Cash spending associated with restructuring activities of discontinued operations is reported within "Other discontinued spending" on the consolidated statements of cash flows.

(4)
Primarily severance, exited lease, contract termination and other miscellaneous exit costs. The accelerated depreciation and impairment charges noted above impacted our property, plant and equipment or intangible balances and are not included in the above tables.

(5)	Primarily foreign currency translation adjustments.

(6)	Included in “Accrued and other liabilities” on the consolidated balance sheets.

Schedule of Other Charges Included Within Restructuring And Other Charges Income
Other charges (income), net

	Year Ended December 31,
(in Millions)	2018	2017	2016
Environmental charges, net	$21.7	$16.2	$36.6
Product portfolio sales	(87.2)	—	—
Impairment of intangibles	—	42.1	—
Argentina devaluation	—	—	3.6
Other items, net	2.6	6.4	10.6
Other charges (income), net	$(62.9)	$64.7	$50.8